PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net
	December 31,
	2019 $	2020 $

Computers	339,221	522,108
Office equipment, furniture and fittings	24,883	31,613
Leasehold improvements	129,298	162,032
Motor vehicles	14,624	6,184
Warehouse equipment	3,464	7,296
Land	20,598	22,708
Building	814	2,093
Construction-in-progress	–	973
	532,902	755,007
Less: accumulated depreciation	(214,282)	(368,606)
	318,620	386,401

Depreciation Expenses
Depreciation expenses recognized for each of the years ended December 31, 2018, 2019 and 2020 were included in the following captions:

	For the year ended December 31,
	2018 $	2019 $	2020 $

Cost of revenue	31,203	80,245	118,691
Sales and marketing expenses	3,712	3,200	4,965
General and administrative expenses	19,009	31,282	41,384
Research and development expenses	978	2,056	4,027
	54,902	116,783	169,067